Document And Entity Information	3 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	Vitality Biopharma, Inc.
Entity Central Index Key	0001438943
Document Type	S-1/A
Document Period End Date	Jun. 30, 2016
Amendment Description	Amendment No. 2
Amendment Flag	true
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	VBIO